Consolidated Statements Of Changes In Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (accumulated deficit)
Beginning Balance at Dec. 31, 2014	$ 304,100	$ 1,356	$ 190,783	$ 2,505	$ 109,456
Beginning Balance, shares at Dec. 31, 2014		135,622
Net income	60,251				60,251
Other comprehensive income	(1,872)			(1,872)
Issuance of ordinary shares for Shannon Systems acquisition	7,640	$ 16	7,624
Issuance of ordinary shares for Shannon Systems acquisition, Shares		1,560
Stock-based compensation expenses	10,418		10,418
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		2,339
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	441	$ 23	418
Dividends declared	(36,480)				(36,480)
Ending Balance at Dec. 31, 2015	344,498	$ 1,395	209,243	633	133,227
Ending Balance, shares at Dec. 31, 2015		139,521
Net income	110,940				110,940
Other comprehensive income	(1,665)			(1,665)
Stock-based compensation expenses	17,364		17,364
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		1,790
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	69	$ 18	51
Dividends declared	(28,443)				(28,443)
Ending Balance at Dec. 31, 2016	$ 442,763	$ 1,413	226,658	(1,032)	215,724
Ending Balance, shares at Dec. 31, 2016	141,311	141,311
Net income	$ 74,955				74,955
Other comprehensive income	3,675			3,675
Stock-based compensation expenses	15,494		15,494
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		1,851
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	353	$ 18	335
Dividends declared	(43,189)				(43,189)
Ending Balance at Dec. 31, 2017	$ 494,051	$ 1,431	$ 242,487	$ 2,643	$ 247,490
Ending Balance, shares at Dec. 31, 2017	143,162	143,162